FAIR VALUE MEASUREMENT - Additional information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment recorded for equity method investments			¥ 2,900,000	$ 457	¥ 26,650,000	¥ 1,500,000
Impairment on equity investments without readily determinable fair values			183,800,000	$ 28,841	9,000,000	0
Impairment on acquired intangible assets			14,300,000		213,400,000	0
Impairment charge on goodwill	¥ 335,300,000	¥ 397,100,000	732,368,000		22,658,000	0
Significant other unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge on goodwill			¥ 732,400,000		¥ 22,700,000	¥ 0